Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents

	December 31, 2017	December 31, 2016
Cash on hand and at banks	$24,047	$17,360

Total cash and cash equivalents	$24,047	$17,360